Pension Plan and Employee Benefits - Current and Non-Current Portions of SERP Liability (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Non-current	$ 283,830	$ 283,075	$ 249,264
SERP Benefits
Defined Benefit Plan Disclosure [Line Items]
Current	4,599	4,599
Non-current	84,219	84,529
Cleco Power
Defined Benefit Plan Disclosure [Line Items]
Non-current	207,293	206,270
Cleco Power | SERP Benefits
Defined Benefit Plan Disclosure [Line Items]
Current	760	760
Non-current	$ 13,863	$ 13,964